GENERAL INFORMATION AND BASIS OF PREPARATION (Policies)	6 Months Ended
Jun. 30, 2023
Corporate Information And Statement of IFRS Compliance [Abstract]
Basis of Preparation and Accounting Policies
Basis of Preparation and Accounting Policies
The condensed consolidated interim financial statements of the Group have been prepared in accordance with the U.K. adopted International Accounting Standard 34, "Interim Financial Reporting" and the Disclosure Guidance and Transparency Rules of the United Kingdom’s Financial Conduct Authority, the International Accounting Standard 34, "Interim Financial Reporting" as adopted by the European Union, the International Accounting Standard 34, "Interim Financial Reporting" as issued by the International Accounting Standards Board and should be read in conjunction with our 2022 consolidated financial statements. The annual financial statements of the Group for the year ended 31 December 2023 will be prepared in accordance with U.K. adopted International Accounting Standards, International Financial Reporting Standards (IFRS) as adopted by the European Union and International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB).
Except as described below, the accounting policies applied in these interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements as at and for the year ended 31 December 2022. The policy for recognising income taxes in the interim period is consistent with that applied in previous interim periods and is described in Note 11.
International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12)
On 12 May 2023, the International Accounting Standards Board ( “the IASB”) issued International Tax Reform - Pillar Two Model Rules – Amendments to IAS 12 (“the Amendments”). The Amendments apply with immediate effect and introduce a mandatory temporary exception from the recognition and disclosure of deferred taxes arising from the implementation of the OECD’s Pillar Two Model Rules. On 20 June 2023, Finance (No.2) Act 2023 was substantively enacted in the UK, introducing a global minimum effective tax rate of 15%. The legislation implements a domestic top-up tax and a multinational top-up tax, effective for accounting periods starting on or after 31 December 2023. The Group has applied the exception under the IAS 12 amendment to recognising and disclosing information about deferred tax assets and liabilities related to top-up income in preparing its condensed consolidated interim financial statements as of the six month period ended 30 June 2023.
Other amendments and interpretations also apply for the first time in 2023, but do not have a material impact on the condensed consolidated interim financial statements of the Group.

Reporting periods
Reporting periods
Results are presented for the interim period from 1 January 2023 to 30 June 2023.
The Group’s financial year ends on 31 December. For half-yearly reporting convenience, the first six month period closes on the Friday closest to the end of the interim calendar period. There is no change in selling days between the six months ended 30 June 2023 versus the six months ended 1 July 2022, and there will be equal selling days in the second six months of 2023 versus the second six months of 2022 (based upon a standard five-day selling week).

Exchange rates
Exchange rates
The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.